
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    03/31/95


Institutional Investment Manager:

THE BOSTON COMPANY OF SOUTHERN CALIFORNIA
241 SOUTH FIGUERO STREET
LOS ANGELES                                       CA            90012-0000


Assets reportable under Section 13(F) of the Securities
Exchange Act of 1934 are included in the report on Form 13F of the reporting institution's parent company, Mellon Bank, N.A., to which reference is hereby made.


Name, Title and Telephone Number of Person Submitting Report:

    FRANK J. MCNAMARA              GENERAL COUNSEL              617-722-7770


Signature, Place and Date of Signing:

/s/ FRANK J. MCNAMARA              BOSTON                       MA    05/10/95


Managers Reporting on Behalf of Reporting Manager:

MELLON BANK, N.A.                                               028-00620

























                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED